Operating expenses - Narrative (Details) € in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) employee	Jun. 30, 2023 EUR (€) employee
Disclosure Of Operating Expenses
Increase in purchases, sub-contracting and other expenses	€ 3,100
Increase (decrease) in employee benefit expense	€ 1,000
Percentage change in employee benefit expense	18.30%
Payment of advisory fees		€ 1,400
Increase in shared based payments expenses	€ 600
Increase in social tax	€ 400
Number of employees | employee	110	101
Percentage of increase in employee benefit expense	15.00%
Increase in employee benefit expense	€ 1,400
Expense from share-based payment transactions with employees	1,940	€ 1,349
Other non recurring expenses	137	€ 0
Employment Termination Indemnities
Disclosure Of Operating Expenses
Other non recurring expenses	€ 129
R&D
Disclosure Of Operating Expenses
Number of employees | employee	77	71
SG&A
Disclosure Of Operating Expenses
Increase (decrease) in employee benefit expense	€ 1,000
Percentage change in employee benefit expense	19.70%
Decrease in purchases, fees, and other expenses	€ 1,200
Number of employees | employee	33	30